Tax expense - theoretical and recognized income tax reconciliation (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Taxes [Abstract]
Theoretical income taxes	€ 766	€ 781	€ 1,126
Tax effect on:
Recognition and utilization of previously unrecognized deferred tax assets	(159)	0	(161)
Permanent differences	(411)	(416)	(397)
Tax credits	(112)	(135)	(23)
Deferred tax assets not recognized and write-downs	976	633	1,053
Differences between foreign tax rates and the theoretical applicable tax rate and tax holidays	171	207	970
Taxes relating to prior years	14	(334)	(20)
Tax rate changes	9	0	(22)
Withholding tax	41	41	78
Other differences	20	(15)	(8)
Total Tax expense, excluding IRAP(1)	€ 1,315	€ 762	€ 2,596
Effective tax rate	32.70%	18.50%	44.20%
IRAP (current and deferred)	€ 6	€ 16	€ (8)
Total Tax expense	€ 1,321	€ 778	€ 2,588